NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2016
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

19.NON-CONTROLLING INTERESTS

Non-controlling interests include the common shares in the consolidated subsidiaries or VIE subsidiaries and preferred shares issued by the Company’s subsidiaries. The balance is summarized as follows:

	2015	2016

Qunar and subsidiaries	17,855,897,129	2,197,375,082
An offline travel agency	455,614,677	454,550,413
Skyscanner	—	315,836,071
Travelfusion	289,875,458	315,803,463
A technology company focusing on hotel customer reviews	262,762,132	285,110,984
An online trip package service provider	134,586,452	133,004,201
Others	135,462,399	282,237,578

	19,134,198,247	3,983,917,792